Consolidated Statements of Equity - USD ($) shares in Thousands, $ in Millions	Total	Sun Edison Inc	NRG Energy, Inc	Virginia Electric and Power Company	Dominion Energy Gas Holdings, LLC	Common Units	Convertible Preferred Units	Common Stock	Common Stock Virginia Electric and Power Company	Retained Earnings	Retained Earnings Virginia Electric and Power Company	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Virginia Electric and Power Company	Accumulated Other Comprehensive Income (Loss) Dominion Energy Gas Holdings, LLC	Total Common Shareholders' Equity	Noncontrolling Interests	Noncontrolling Interests Sun Edison Inc	Noncontrolling Interests NRG Energy, Inc	Noncontrolling Interests Common Units	Noncontrolling Interests Convertible Preferred Units	Other Paid-In Capital Virginia Electric and Power Company	Member Units Dominion Energy Gas Holdings, LLC
Beginning balance at Dec. 31, 2014	$ 11,957			$ 10,055	$ 3,566			$ 5,876	$ 5,738	$ 6,095	$ 3,154	$ (416)	$ 50	$ (86)	$ 11,555	$ 402					$ 1,113	$ 3,652
Beginning balance (in shares) at Dec. 31, 2014								585,000	275
Net income including noncontrolling interests	1,923									1,899					1,899	24
Net income attributable to Dominion	1,899			$ 1,087	457						1,087											457
Dominion Energy Midstream's acquisition of interest in Iroquois	216															216
Contributions to Four Brothers and Three Cedars		$ 103															$ 103
Distributions					(692)																	(692)
Acquisition of Four Brothers and Three Cedars	47															47
Sale of interest in merchant solar projects	205							$ 26							26	179
Purchase of Dominion Energy Midstream common units	(25)							(6)							(6)	(19)
Issuance of common stock	786							$ 786							786
Issuance of common stock (in shares)				0				11,000
Stock awards (net of change in unearned compensation)	13							$ 13							13
Dividends	(1,536)			$ (491)						(1,536)	(491)				(1,536)
Dominion Energy Midstream distributions	(16)															(16)
Other comprehensive income (loss), net of tax	(58)			(10)	(13)							(58)	(10)	(13)	(58)
Other	(13)							(15)							(15)	2
Ending balance at Dec. 31, 2015	13,602			10,641	3,318			$ 6,680	$ 5,738	6,458	3,750	(474)	40	(99)	12,664	938					1,113	3,417
Ending Balance (in shares) at Dec. 31, 2015								596,000	275
Net income including noncontrolling interests	2,212									2,123					2,123	89
Net income attributable to Dominion	2,123			$ 1,218	392						1,218											392
Dominion Energy Midstream's acquisition of interest in Iroquois						$ 482	$ 490												$ 482	$ 490
Contributions to Four Brothers and Three Cedars		$ 189															$ 189
Distributions					(150)																	(150)
Sale of interest in merchant solar projects	139							$ 22							22	117
Purchase of Dominion Energy Midstream common units	(17)							(3)							(3)	(14)
Issuance of common stock	2,152							$ 2,152							2,152
Issuance of common stock (in shares)				0				32,000
Stock awards (net of change in unearned compensation)	14							$ 14							14
Present value of stock purchase contract payments related to RSNs(1)	(191)							(191)							(191)
Tax effect of Dominion Energy Questar Pipeline contribution to Dominion Energy Midstream	(116)							(116)							(116)
Dividends	(1,789)									(1,727)					(1,727)	(62)
Other comprehensive income (loss), net of tax	(325)			$ 6	(24)							(325)	6	(24)	(325)
Other	(2)							(8)							(8)	6
Ending balance at Dec. 31, 2016	16,840			11,865	3,536			$ 8,550	$ 5,738	6,854	4,968	(799)	46	(123)	14,605	2,235					1,113	3,659
Ending Balance (in shares) at Dec. 31, 2016								628,000	275,000
Net income including noncontrolling interests	3,120									2,999					2,999	121
Net income attributable to Dominion	2,999			$ 1,540	615						1,540											615
Dominion Energy Midstream's acquisition of interest in Iroquois						$ 18													$ 18
Contributions to Four Brothers and Three Cedars			$ 9															$ 9
Distributions					(15)																	(15)
Issuance of common stock	1,302							$ 1,302							1,302
Issuance of common stock (in shares)				0				17,000
Stock awards (net of change in unearned compensation)	22							$ 22							22
Dividends	(2,087)			$ (1,199)						(1,931)	(1,199)				(1,931)	(156)
Other comprehensive income (loss), net of tax	141			16	25							140	16	25	140	1
Other	5			2	2			(9)		14	2				5							2
Ending balance at Dec. 31, 2017	$ 19,370			$ 12,224	$ 4,163			$ 9,865	$ 5,738	$ 7,936	$ 5,311	$ (659)	$ 62	$ (98)	$ 17,142	$ 2,228					$ 1,113	$ 4,261
Ending Balance (in shares) at Dec. 31, 2017								645,000	275,000